Ordinary shares, share premium, and other equity	12 Months Ended
Dec. 31, 2021
Equity [abstract]
Ordinary shares, share premium, and other equity	Ordinary shares, share premium, and other equity

Called up share capital, allotted and fully paid
	Number of shares	Ordinary share capital	Ordinary share premium	Total share capital and share premium	Other equity instruments
	m	£m	£m	£m	£m
As at 1 January 2021	17,359	4,340	297	4,637	11,172
Issued to staff under share incentive plans	37	9	51	60	—
AT1 securities issuance	—	—	—	—	1,078
Repurchase of shares	(644)	(161)	—	(161)	—
Other movements	—	—	—	—	9
As at 31 December 2021	16,752	4,188	348	4,536	12,259

As at 1 January 2020	17,322	4,331	263	4,594	10,871
Issued to staff under share incentive plans	37	9	34	43	—
AT1 securities issuance	—	—	—	—	1,142
AT1 securities redemption	—	—	—	—	(831)
Other movements	—	—	—	—	(10)
As at 31 December 2020	17,359	4,340	297	4,637	11,172
Called up share capital
Called up share capital comprises 16,752m (2020: 17,359m) ordinary shares of 25p each.
Share repurchase
At the 2021 AGM on 5 May 2021, Barclays PLC was authorised to repurchase up to an aggregate of 1,737m of its ordinary shares of 25p. The authorisation is effective until the AGM in 2022 or the close of business on 30 June 2022, whichever is the earlier. During 2021, 644m shares were repurchased with a total nominal value of £161m (2020: none).
Other equity instruments
Other equity instruments of £12,259m (2020: £11,172m) include AT1 securities issued by Barclays PLC. The AT1 securities are perpetual securities with no fixed maturity and are structured to qualify as AT1 instruments under prevailing capital rules applicable as at the relevant issue date.
In 2021, there was one issuance of AT1 instruments, in the form of Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities, for £1,078m (2020: one issuance for £1,142m) which includes issuance costs of £4m (2020: £4m). There were no redemptions in 2021 (2020: one redemption of £831m).

AT1 equity instruments
		2021	2020
	Initial call date	£m	£m
AT1 equity instruments - Barclays PLC
7.875% Perpetual Subordinated Contingent Convertible Securities[a]	2022	995	986
7.875% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)	2022	1,131	1,131
7.25% Perpetual Subordinated Contingent Convertible Securities	2023	1,245	1,245
7.75% Perpetual Subordinated Contingent Convertible Securities (USD 2,500m)[a]	2023	1,924	1,925
5.875% Perpetual Subordinated Contingent Convertible Securities	2024	1,244	1,244
8% Perpetual Subordinated Contingent Convertible Securities (USD 2,000m)	2024	1,509	1,509
7.125% Perpetual Subordinated Contingent Convertible Securities[a]	2025	996	994
6.375% Perpetual Subordinated Contingent Convertible Securities	2025	996	996
6.125% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)[a]	2025	1,141	1,142
4.375% Perpetual Subordinated Contingent Convertible Securities (USD 1,500m)	2028	1,078	—
Total AT1 equity instruments		12,259	11,172
Note
a    Reported net of securities held by the Group.
The principal terms of the AT1 securities are described below:
▪AT1 securities rank behind the claims against Barclays PLC of 1) unsubordinated creditors; 2) claims which are expressed to be subordinated to the claims of unsubordinated creditors of Barclays PLC but not further or otherwise; or 3) claims which are, or are expressed to be, junior to the claims of other creditors of Barclays PLC, whether subordinated or unsubordinated, other than claims which rank, or are expressed to rank, pari passu with, or junior to, the claims of holders of the AT1 securities.
▪AT1 securities are undated and are redeemable, at the option of Barclays PLC, in whole on (i) the initial reset date, or on any fifth anniversary after the initial reset date or (ii) any day falling in a named period ending on the initial reset date, or on any fifth anniversary after the initial reset date. In addition, the AT1 securities are redeemable, at the option of Barclays PLC, in whole in the event of certain changes in the tax or regulatory treatment of the securities. Any redemptions require the prior consent of the PRA.
▪AT1 securities bear a fixed rate of interest until the initial reset date. After the initial reset date, in the event that they are not redeemed, the AT1 securities will bear interest at rates fixed periodically in advance for five-year periods based on market rates.
▪Interest on the AT1 securities will be due and payable only at the sole discretion of Barclays PLC, and Barclays PLC has sole and absolute discretion at all times and for any reason to cancel (in whole or in part) any interest payment that would otherwise be payable on any interest payment date.
All AT1 securities will be converted into ordinary shares of Barclays PLC, at a pre-determined price, should the fully loaded CET1 ratio of the Group fall below 7%